Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Material Accounting Policies
Schedule of expected useful lives for property, plant and equipment

Oil sands upgraders, extraction plants and mine facilities	10 to 40 years
Oil sands mine equipment	5 to 15 years
Oil sands in situ processing facilities	30 years
Power generation and utility plants	30 to 40 years
Refineries and other processing plants	20 to 40 years
Marketing and other distribution assets	10 to 40 years